Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash-settled equity awards (Note 15(b))	$ 2,536	$ 2,549
Non-Current Value Added Tax And Other Taxes Payables	14,437	8,012
Provision	1,588	1,622
Other liabilities	3,289	5,975
Other non-current liabilities	$ 21,850	$ 18,158